STOCK OPTIONS (TABLES)	12 Months Ended
Mar. 31, 2013
Stock Option [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of stock option activity during the years ended March 31, 2011, 2012 and 2013 is as follows:
			Weighted	Weighted
		Weighted	average	average
	Number of	average	fair value	remaining
	stock	exercise	per stock	contractual
	options	price	option	life (years)
		$	$

Outstanding as of April 1, 2010	197,500	3.32	1.67	2.75
Granted	(10,000)	2.54	0.98
Lapsed/cancelled	(64,500)	3.50	1.16

Outstanding as of March 31, 2011	123,000	3.29	1.04	1.44
Exercised	(3,000)	1.65	0.95
Lapsed/cancelled	(40,000)	3.42	1.00

Outstanding as of March 31, 2012	80,000	3.29	1.07	0.98
Lapsed/cancelled	(55,000)	4.03	-

Outstanding as of March 31, 2013	25,000	1.65	0.95	1.61

Exercisable as of March 31, 2013	25,000	1.65	0.95	1.61